Property and Equipment	12 Months Ended
Jan. 31, 2024
Property, Plant and Equipment [Abstract]
Property and Equipment

NOTE 5 – Property and equipment

The balances of our major classes of depreciable assets and useful lives are:

	January 31, 2024	January 31, 2023
Geology equipment (3 to 7 years)	$91,328	$89,420
Vehicles and transportation equipment (5 years)	37,592	37,592
Office furniture and equipment (3 to 7 years)	2,140	2,140
	131,060	129,152
Less: accumulated depreciation	(113,416)	(107,264)
	$17,644	$21,888

During the year ended January 31, 2023, the Company wrote off $265,403 of property and equipment and sold $40,673 of equipment. The Company recognized a gain of $5,000 from the sale of property. Depreciation expense was $6,152 and $5,834 for the years ended January 31, 2024 and 2023, respectively.